Material accounting policies - Segment reporting (Details) - 12 months ended Dec. 31, 2024	division segment	ton division	segment	brand
Disclosure of operating segments [line items]
Number of operating divisions	3	3	3
Number of operating segments	8	8
Marine
Disclosure of operating segments [line items]
Number of segments in division				6